Organization and Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Trade names
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Customer Relationships | FFS-patient care
Finite-Lived Intangible Assets [Line Items]
Useful life	24 years
Complete MD Management Service Agreement
Finite-Lived Intangible Assets [Line Items]
Useful life	16 years